Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	23,148,525
Maximum Aggregate Offering Price	$ 565,117,756.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 78,042.76
Rule 457(f)	true
Amount of Securities Received | shares	638,580
Value of Securities Received, Per Share	884.96
Value of Securities Received	$ 565,117,756.80
Fee Note MAOP	$ 565,117,756.80
Offering Note	The amount in the "Amount Registered" column represents the estimated maximum number of shares of the common stock, par value $0.01 per share, of Associated Banc-Corp ("Associated," and such shares, the "Associated common stock"), that may be issued pursuant to the Agreement and Plan of Merger, dated as of November 30, 2025, by and between Associated and American National Corporation ("American National"), pursuant to the merger described in the information statement/prospectus contained in the registration statement to which this Exhibit 107 is attached. The amount in the "Amount Registered" column is equal to (i) the sum of (A) the 418,728 shares of voting common stock, par value $1.00, of American National ("American National voting common stock") outstanding as of December 22, 2025, (B) the 207,777 shares of non-voting common stock, par value $0.01 per share, of American National (together with the American National voting common stock, the "American National common stock") outstanding as of December 22, 2025, and (C) the maximum 12,075 shares to be issued prior to closing in connection with the cashing out of American National stock bonus awards, multiplied by (ii) the exchange ratio of 36.250 shares of Associated common stock for each share of American National common stock. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of determining the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rule 457(f)(2) thereunder. American National is a private company and no market exists for American National common stock. The proposed maximum aggregate offering price is equal to the product of $884.96, the book value per share of American National common stock as of November 30, 2025, the latest practicable date prior to the filing of the registration statement to which this Exhibit 107 is attached, multiplied by 638,580, the estimated maximum number of shares of American National common stock that may be exchanged for Associated common stock. Pursuant to Rule 457(o) of the Securities Act, the registration fee, reflected in the "Amount of Registration Fee" column, has been calculated on the basis of the maximum aggregate offering price. The fee has been determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.